Financial Highlights (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Per Unit operating performance [Abstract]
Net asset value, period start (in dollars per unit)	$ 19.65		$ 21.33		$ 20.53
Interest Income (in dollars per unit)	$ 0.01		$ 0.01		$ 0.02
Expenses (in dollars per unit)	$ (1.38)	[1]	$ (1.68)		$ (1.64)	[1]
Realized/Unrealized Income (Loss) (in dollars per unit)	$ (1.57)	[2]	$ (0.01)	[2]	$ 2.42	[2]
Net Income (Loss) (in dollars per unit)	$ (2.94)	[3]	$ (1.68)	[3]	$ 0.80	[3]
Net asset value, period end (in dollars per unit)	$ 16.71		$ 19.65		$ 21.33
Ratios to average net assets [Abstract]
Net Investment Loss (in hundredths)	(7.70%)		(8.10%)		(8.20%)
Expenses before Incentive Fees (in hundredths)	7.80%	[4]	8.20%		8.30%	[4]
Expenses after Incentive Fees (in hundredths)	7.80%	[4]	8.20%		8.30%	[4]
Net Income (Loss) (in hundredths)	(17.00%)		(8.00%)		3.40%
Total return before incentive fees (in hundredths)	(15.00%)		(7.80%)		3.90%
Total return after incentive fees (in hundredths)	(15.00%)		(7.90%)		3.90%
Amount is less than (in hundredths)	0.005%		0.005%
Chesapeake [Member]
Per Unit operating performance [Abstract]
Expense per Unit waived, provisional management fee (in dollars per unit)	$ (1.39)				$ (1.64)
Waived management fees as a portion of average net assets (in hundredths)	0.04%				0.02%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Per Unit operating performance [Abstract]
Net asset value, period start (in dollars per unit)	$ 8.63		$ 9.57		$ 10.03
Interest Income (in dollars per unit)	$ 0	[5]	$ 0	[5]	$ 0.01
Expenses (in dollars per unit)	$ (0.53)		$ (0.6)		$ (0.64)
Realized/Unrealized Income (Loss) (in dollars per unit)	$ (0.53)	[2]	$ (0.34)	[2]	$ 0.17	[2]
Net Income (Loss) (in dollars per unit)	$ (1.06)	[3]	$ (0.94)	[3]	$ (0.46)	[3]
Net asset value, period end (in dollars per unit)	$ 7.57		$ 8.63		$ 9.57
Ratios to average net assets [Abstract]
Net Investment Loss (in hundredths)	(6.60%)		(6.70%)		(6.60%)
Expenses before Incentive Fees (in hundredths)	6.70%		6.80%		6.70%
Expenses after Incentive Fees (in hundredths)	6.70%		6.80%		6.70%
Net Income (Loss) (in hundredths)	(13.50%)		(10.90%)		(5.10%)
Total return before incentive fees (in hundredths)	(12.30%)		(9.80%)		(4.60%)
Total return after incentive fees (in hundredths)	(12.30%)		(9.80%)		(4.60%)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Per Unit operating performance [Abstract]
Net asset value, period start (in dollars per unit)	$ 14.83		$ 17.12		$ 15.23
Interest Income (in dollars per unit)	$ 0.01		$ 0.01		$ 0.02
Expenses (in dollars per unit)	$ (0.9)		$ (0.96)		$ (0.98)
Realized/Unrealized Income (Loss) (in dollars per unit)	$ 0.12	[2]	$ (1.34)	[2]	$ 2.85	[2]
Net Income (Loss) (in dollars per unit)	$ (0.77)	[3]	$ (2.29)	[3]	$ 1.89	[3]
Net asset value, period end (in dollars per unit)	$ 14.06		$ 14.83		$ 17.12
Ratios to average net assets [Abstract]
Net Investment Loss (in hundredths)	(6.10%)		(6.20%)		(6.00%)
Expenses before Incentive Fees (in hundredths)	6.20%		6.30%		6.10%
Expenses after Incentive Fees (in hundredths)	6.20%		6.30%		6.10%
Net Income (Loss) (in hundredths)	(5.20%)		(15.40%)		11.80%
Total return before incentive fees (in hundredths)	(5.20%)		(13.40%)		12.40%
Total return after incentive fees (in hundredths)	(5.20%)		(13.40%)		12.40%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Per Unit operating performance [Abstract]
Net asset value, period start (in dollars per unit)	$ 31.24		$ 38.03		$ 37.96
Interest Income (in dollars per unit)	$ 0.02		$ 0.01		$ 0.03
Expenses (in dollars per unit)	$ (2.44)		$ (3.07)		$ (3.18)
Realized/Unrealized Income (Loss) (in dollars per unit)	$ (1.06)	[2]	$ (3.73)	[2]	$ 3.22	[2]
Net Income (Loss) (in dollars per unit)	$ (3.48)	[3]	$ (6.79)	[3]	$ 0.07	[3]
Net asset value, period end (in dollars per unit)	$ 27.76		$ 31.24		$ 38.03
Ratios to average net assets [Abstract]
Net Investment Loss (in hundredths)	(8.00%)		(8.80%)		(8.90%)
Expenses before Incentive Fees (in hundredths)	8.10%		8.30%		8.40%
Expenses after Incentive Fees (in hundredths)	8.10%		8.90%		9.00%
Net Income (Loss) (in hundredths)	(10.70%)		(19.60%)		(0.70%)
Total return before incentive fees (in hundredths)	(11.10%)		(17.30%)		0.80%
Total return after incentive fees (in hundredths)	(11.10%)		(17.90%)		0.20%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Per Unit operating performance [Abstract]
Net asset value, period start (in dollars per unit)	$ 16.02		$ 21.49		$ 19.13
Interest Income (in dollars per unit)	$ 0.01		$ 0.01		$ 0.02
Expenses (in dollars per unit)	$ (1.37)		$ (1.87)		$ (1.98)
Realized/Unrealized Income (Loss) (in dollars per unit)	$ (0.41)	[2]	$ (3.61)	[2]	$ 4.32	[2]
Net Income (Loss) (in dollars per unit)	$ (1.77)	[3]	$ (5.47)	[3]	$ 2.36	[3]
Net asset value, period end (in dollars per unit)	$ 14.25		$ 16.02		$ 21.49
Ratios to average net assets [Abstract]
Net Investment Loss (in hundredths)	(9.00%)		(9.80%)		(10.60%)
Expenses before Incentive Fees (in hundredths)	9.10%		9.00%		8.80%
Expenses after Incentive Fees (in hundredths)	9.10%		9.80%		10.60%
Net Income (Loss) (in hundredths)	(11.40%)		(28.60%)		11.80%
Total return before incentive fees (in hundredths)	(11.00%)		(24.70%)		14.20%
Total return after incentive fees (in hundredths)	(11.00%)		(25.50%)		12.30%

[1]	Expenses per Unit would have been $(1.39) in 2012 and $(1.64) in 2010 had it not been for the management fee waived byChesapeake.
[2]	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.
[3]	Based on change in Net Asset Value per Unit.
[4]	Such percentage is after waiver of management fees. Chesapeake voluntarily waived a portion of the management fees (equal to 0.04% in 2012 and 0.02% in 2010 of the average net assets).
[5]	Amounts less than 0.005%.